Note 4 Available amount for interim dividend payments (Details) € in Millions	Aug. 31, 2021 EUR (€)
Available amount for interim dividend payments [Line Items]
Profit of BBVA after the provision for income tax	€ 934
Maximum amount distributable	934
Amount of proposed interim dividend	533
BBVA cash balance available to the date	€ 31,887